FINANCIAL INSTRUMENTS (Details 5) $ in Thousands	Dec. 31, 2025 USD ($)
Firstinvestment [Member]
IfrsStatementLineItems [Line Items]
Total investment values	$ 5,366
Second Investment [Member]
IfrsStatementLineItems [Line Items]
Total investment values
Thirdinvestment [Member]
IfrsStatementLineItems [Line Items]
Total investment values	(319)
Call Option [Member]
IfrsStatementLineItems [Line Items]
Total investment values